Summary of Significant Accounting Policies (Details)			3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	May 25, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 EUR (€) shares	Feb. 23, 2022 $ / shares
Summary of Significant Accounting Policies [Line Items]
Computation of earnings per share (in Shares) | shares										83,500,000	538,146,000	26,585,920,000	27,153,442,000
Cash balance			$ 6,500,000							$ 6,500,000
Impairment loss on property and equipment											$ 79,000
Write down										$ 4,200,000		$ 4,200,000
Cash flow discount rate										7.10%	7.10%
Revenue from customer										$ 18,400,000	$ 20,800,000	9,600,000	$ 6,400,000
Foreign currency translation adjustment			$ (2,246,000)			$ (2,199,000)				586,000	(3,755,000)
Impairment loss											$ (28,000)	$ 79,000
Discount rate			7.10%							7.10%		7.10%		7.10%
European Union [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance			$ 105,841							$ 105,841				€ 100,000
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance			250,000							$ 250,000
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue										69.00%
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue										30.00%
Four Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue											71.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue										63.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue											74.00%
Clean Earth Acquisitions Corp [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Deferred underwriting fee			$ 7,245,000							$ 7,245,000
Share price on allocation of net proceeds to transaction costs (in Dollars per share) | $ / shares			$ 10							$ 10
Share price (in Dollars per share) | $ / shares			$ 11.5							$ 11.5
Computation of earnings per share (in Shares) | shares										11,500,000
Unrecognized tax benefits accrued for interest and penalties			$ 0							$ 0		0
Net proceeds		$ 232,300,000									$ 230,000,000	$ 230,000,000
Obligation to redeem Public Shares												100.00%
Remeasurement value of Class A common stock to its redemption value		$ 39,491,791	(1,097,181)	$ (1,097,561)	$ (2,409,648)	$ (1,139,015)	$ (313,681)	$ (39,554,524)		(4,604,390)	$ (41,007,220)	$ (42,756,441)
Temporary Equity, Accretion to Redemption Value, Additional Adjustment												$ 3,264,650
Tax benefit rate												50.00%
Clean Earth Acquisitions Corp [Member] | Public Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Computation of earnings per share (in Shares) | shares												11,500,000
Clean Earth Acquisitions Corp [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs			18,678,975							18,678,975		$ 18,678,975
Underwriting discounts										4,600,000
Deferred underwriting fee			8,050,000							8,050,000		4,600,000
Actual offering costs			1,292,649							1,292,649		1,292,649
Excess fair value of founder shares			$ 4,736,326							4,736,326		$ 4,736,326
Reduction in offering cost										$ 18,678,975
Share price (in Dollars per share) | $ / shares		$ 10.1	$ 10.1							$ 10.1		$ 10
Net proceeds		$ 230,000,000
Deferred underwriting commission												$ 8,050,000
Clean Earth Acquisitions Corp [Member] | CommonClassaSubjectToRedemption [Member]
Summary of Significant Accounting Policies [Line Items]
Class A common stock subject to possible redemption, outstanding (in Shares) | shares	14,852,437		8,147,563						23,000,000	8,147,563		23,000,000	23,000,000	8,147,563
Redemption price per share (in Dollars per share) | $ / shares	$ 10.38		$ 10.38							$ 10.38					$ 10.38
Aggregate redemption amount	$ 154,152,327
Net proceeds												$ 230,000,000
Remeasurement value of Class A common stock to its redemption value												42,756,441
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Share price (in Dollars per share) | $ / shares			$ 9.2							$ 9.2
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs												$ 18,678,975
Clean Earth Acquisitions Corp [Member] | Additional Paid-in Capital [Member]
Summary of Significant Accounting Policies [Line Items]
Remeasurement value of Class A common stock to its redemption value		32,151,909
Clean Earth Acquisitions Corp [Member] | Accumulated Deficit [Member]
Summary of Significant Accounting Policies [Line Items]
Remeasurement value of Class A common stock to its redemption value		$ 7,339,882
Asset Retirement Obligations [Member]
Summary of Significant Accounting Policies [Line Items]
Discount rate									6.00%				6.00%
Solar Energy Facilities [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life			35 years							35 years		35 years		35 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life			7 years							7 years		7 years		7 years
Software and Computer Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life			7 years							7 years		7 years		7 years